Assets Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of loans based on the fair value of the underlying collateral as allowed by ASC 310	$ (20)	$ (32)